Subsequent Events (Details) - Subsequent Event [Member]	Jan. 10, 2025 USD ($) $ / shares shares
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital | shares	300,000,000
Ordinary shares of par value | $ / shares	$ 0.0025
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital | shares	100,000,000
Ordinary shares of par value | $ / shares	$ 0.0025
Authorized Share Capital [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Increase in the authorized capital | $	$ 200,000
Authorized share capital | shares	6,000,000
Ordinary shares of par value | $ / shares	$ 0.0025
Authorized Share Capital [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Increase in the authorized capital | $	$ 1,000,000
Authorized share capital | shares	2,000,000
Ordinary shares of par value | $ / shares	$ 0.0025